Taxation - Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Balance, beginning	¥ 163,120	$ 23,326	¥ 168,416
Additions based on tax positions related to current year	1,166	166	467
Reversal based on tax positions related to prior years	(5,477)	(783)	(7,932)
Foreign exchange translation adjustments	(3,275)	(468)	2,169
Balance, ending	¥ 155,534	$ 22,241	¥ 163,120